PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 117,613	$ 113,673
Less: Accumulated depreciation	(37,391)	(31,328)
Property, plant and equipment, net	80,222	82,345
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	72,643	76,779
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,594	6,375
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,263	3,718
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,012	4,122
Electronic and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	25,942	20,682
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,159	$ 1,997